UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.7%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	$600,000	$550,872

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,019,570

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	472,330

			2,042,772
Massachusetts (87.4%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	2,150,000	1,906,190

Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	2,755,000	2,764,863

Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s, 11/1/13	Aa1	2,015,000	2,119,155

Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace), Ser. A, GNMA Coll., 6.35s, 2/20/32	AA+	2,100,000	2,206,974

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5s, 2/15/41	Aa3	2,000,000	2,071,500

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,924,125

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,855,000	3,451,981
Ser. C, 5 1/2s, 7/1/16 (Escrowed to maturity)	Aa1	120,000	146,230
Ser. A, 5s, 7/1/31	AAA	3,390,000	3,865,787

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 7/8s, 6/1/44	BB-/P	1,650,000	1,685,525

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	2,285,000	2,319,549

MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,102,000
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,233,140

MA State VRDN (Construction Loan), Ser. A, 0.11s, 3/1/26	VMIG1	5,000,000	5,000,000

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	4,000,000	4,794,920
Ser. A, AGO, 5s, 5/1/28	AA+	2,270,000	2,436,981

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5s, 1/1/37	A	2,250,000	2,281,950
5s, 1/1/32	A3	1,840,000	1,887,730

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	635,881
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,232,240
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	D/P	1,900,000	1,045,000
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	5,393,700
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	D/P	600,000	336,000
(Boston Biomedical Research), 5 3/4s, 2/1/29	Ba1	1,750,000	1,580,548
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,283,637
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,014,420
(Emerson College), Ser. A, 5 1/2s, 1/1/30	A-	900,000	949,041
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	2,919,810
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	1,000,000	959,600
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	AA+	2,000,000	2,066,500
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	1,098,680
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	699,944
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,332,150
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,022,610
(Emerson College), Ser. A, 5s, 1/1/40	A-	3,400,000	3,402,040
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,069,200
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	1,011,210
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AA+	2,000,000	2,045,440
(Boston U.), Ser. V-1, 5s, 10/1/29	A2	2,000,000	2,109,900
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,147,860
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,257,490
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,655,970
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	507,249
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB/P	515,000	484,527
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AA+	2,000,000	936,380
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AA+	2,000,000	992,480

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36	A-	1,000,000	968,450

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 12/1/42	A-	950,000	1,038,958

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	B+/P	1,000,000	810,000
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	A-	3,125,000	3,126,625
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,300,676
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,628,700
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	2,370,000	2,396,947
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	75,000	76,001
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	2,938,560
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,008,560
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32	Aa2	150,000	151,529
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,004,270
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	1,934,580
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,447,331
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB+	2,600,000	2,599,844
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	1,722,169
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	2,582,790
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A3	1,030,000	1,061,353
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A3	1,000,000	1,030,440
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	2,305,000	2,481,817
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AA+	1,000,000	1,026,360
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	2,225,000	2,006,372
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,047,280
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,658,975
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	12,282,293
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	966,690
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	646,378
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	Baa1	725,000	634,288
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	3,000,000	3,034,410
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,518,285
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,441,110
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	533,355
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,381,220
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	1,750,000	1,759,940
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	706,988
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	1,000,000	1,031,870
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,871,275
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,175,000	1,017,303
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,735,830
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,220,734
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s, 10/1/26	AA-	2,000,000	2,104,960
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,765,908
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,093,850

MA State Hlth. & Edl. Fac. Auth. VRDN
(Museum of Fine Arts), Ser. A2, 0.18s, 12/1/37	VMIG1	2,500,000	2,500,000
(Harvard U.), Ser. R, 0.07s, 11/1/49	VMIG1	5,325,000	5,325,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser. 126, 4.7s, 6/1/38	Aa2	1,680,000	1,525,507

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,493,100
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	1,028,290
Ser. D, 5.05s, 6/1/40	Aa3	1,685,000	1,705,321
(Single Fam.), Ser. 153, 4 3/4s, 12/1/27	Aa2	510,000	509,964

MA State Indl. Fin. Agcy. Rev. Bonds
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	4,520,497
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	2,790,000	2,799,430

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/34	Aa3	3,500,000	3,667,580
Ser. A, NATL, 5s, 7/1/33	Aa3	2,400,000	2,432,304
Ser. C, AGM, 5s, 7/1/27	AA+	5,000,000	5,188,650
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,220,500

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5 1/8s, 7/1/41	A	750,000	759,473
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	A3	2,500,000	2,507,325

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A, AGM
5s, 8/15/26	Aa1	6,000,000	6,489,300
5s, 8/15/23	Aa1	5,000,000	5,541,700

MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,502,662
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,379,200
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,108,570

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	5,500,000	6,781,720
Ser. A, NATL, 5s, 8/1/29	Aa1	4,000,000	4,174,240
Ser. A, NATL, 5s, 8/1/29	Aa1	3,225,000	3,464,843
Ser. A, NATL, 5s, 8/1/27	Aa1	1,500,000	1,629,000
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,227,880

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,565,385

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,755,715

Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AAA	1,000,000	1,056,430

			260,042,967
Puerto Rico (10.5%)

Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,800,000	1,492,308
5 3/8s, 5/15/33	BBB	1,995,000	1,837,834

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	Baa1	1,620,000	1,632,895

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	4,250,000	4,294,498
6s, 7/1/38	Baa2	1,250,000	1,264,500

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	2,891,940
Ser. CCC, 5s, 7/1/28	A3	2,000,000	2,004,100
Ser. TT, 5s, 7/1/27	A3	1,350,000	1,358,708

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA-2, 5.3s, 7/1/35	A3	525,000	511,109
Ser. L, AMBAC, 5 1/4s, 7/1/38	Baa1	3,250,000	2,991,495
Ser. K, 5s, 7/1/30	Baa1	1,500,000	1,469,445
Ser. I, FGIC, 5s, 7/1/25	Baa1	3,000,000	3,009,960

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa1	1,500,000	1,624,470

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	685,000	686,192

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	2,250,000	2,362,320
Ser. C, 5 1/4s, 8/1/41	A1	1,750,000	1,744,663

			31,176,437
Virgin Islands (0.5%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	611,874
5s, 10/1/25	Baa2	850,000	854,896

			1,466,770
TOTAL INVESTMENTS

Total investments (cost $281,935,427)(b)			$294,728,946

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $297,555,108.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $281,935,427, resulting in gross unrealized appreciation and depreciation of $15,076,547 and $2,283,028, respectively, or net unrealized appreciation of $12,793,519.
	The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	29.5%
	Healthcare	16.5
	Utilities	15.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$294,728,946	$—

Totals by level	$—	$294,728,946	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011